Chrysler Financial Services Americas LLC	Distribution Date: 08-Jan-10
CFAST 2009-B Monthly Servicer’s Certificate (MM)	Page 1 of 2

Payment Determination Statement Number	2
Distribution Date	08-Jan-10
Record Date	07-Jan-10

Dates Covered	From and Including	To and Including
Collections Period	01-Dec-09	31-Dec-09
Accrual Period	08-Dec-09	07-Jan-10
30/360 Days	30
Actual/360 Days	31

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	130,290	$875,365,927.42
Collections of Installment Principal		51,330,127.45
Collections Attributable to Full Payoffs		12,344,737.20
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		351,378.26

Pool Balance — End of Period(EOP)	126,937	$811,339,684.51

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$940,992,666.56
Pool Factor (Pool Balance as a % of Initial Pool Balance)	86.22%

Ending Overcollateralization(O/C) Amount	$56,314,394.26
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	107.459%
Ending Reserve Account Balance	$4,704,963.33

Net Credit Losses	$313,630.76	Trigger	Compliance?

Net Credit Loss Percentage	0.037%	5.00%	Yes
Cumulative Net Credit Losses	$347,576.37

Cumulative Recovery Ratio	9.796%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	$15,778,062.26	1.945%	2,113
61-90 Days Delinquent	1,589,849.73	0.196%	161
91-120 Days Delinquent	53,260.82	0.007%	5
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	1,064,028.52	0.131%	103

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$2,707,139.07
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.18034%

	Current Month	Prior Month

Weighted Average A.P.R.	6.111%	6.075%
Weighted Average Remaining Term (months)	19.65	20.34
Weighted Average Seasoning (months)	43.20	42.46

Chrysler Financial Services Americas LLC	Distribution Date: 08-Jan-10
CFAST 2009-B Monthly Servicer’s Certificate (MM)	Page 2 of 2

Cash Sources		O/C Release	(Prospectus pg S33-S34)

Collections of Installment Principal	$51,330,127.45	Pool Balance		$811,339,684.51
Collections Attributable to Full Payoffs	12,344,737.20	Total Securities		$755,025,290.25

Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	37,747.50	Adjusted O/C Amount		$56,314,394.26
Collections of Interest	4,447,852.80
Investment Earnings	391.66	Target Overcollateralization Amount		$81,133,968.45
Reserve Account	4,704,963.33

Total Sources	$72,865,819.94	O/C Release Period?		No

Cash Uses

Servicer Fee	$729,471.61	O/C Release		$0.00
Backup Servicer Fee	7,294.72
A Note Interest	396,247.55	Current Credit Loss Percentage		0.037%
First Priority Principal Distribution Amount	0.00
B Note Interest	133,770.00	If Net Credit Loss Percentage is	Required O/C %

Second Priority Principal Distribution Amount	10,579,678.47	<=3.00%	10.00%
Reserve Fund	4,704,963.33	>3.00% but <=4.00%	15.00%
Required Principal Distribution Amount	56,314,394.26	>4.00%	20.00%
Transition Cost to Backup Servicer	0.00
Distribution to Class C Noteholders	0.00	Current Required O/C%		10.000%

Total Cash Uses	$72,865,819.94

Administrative Payment

Total Principal and Interest Sources	$72,865,819.94
Investment Earnings in Trust Account	(391.66)
Daily Collections Remitted	(68,185,306.58)
Cash Reserve in Trust Account	(4,704,963.33)
Servicer Fee (withheld)	(729,471.61)
Distribution to Class C Noteholders	0.00

Payment Due to/(from) Trust Account	$(754,313.24)

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face
Class A-1 557,000,000.00 @ 0.30565%	487,819,362.98	420,925,290.25	755.7007006	66,894,072.73	120.0970785	128,393.38	0.2305088
Class A-2 279,500,000.00 @ 1.15%	279,500,000.00	279,500,000.00	1,000.0000000	0.00	0.0000000	267,854.17	0.9583333
Class B 54,600,000.00 @ 2.94%	54,600,000.00	54,600,000.00	1,000.0000000	0.00	0.0000000	133,770.00	2.4500000

Total Notes	$821,919,362.98	$755,025,290.25		$66,894,072.73		$530,017.55

*	Class A-1 Interest is computed on an Actual/360 basis while class A-2 interest and Class B interest are calculated on a 30/360 basis. Actual days in current period 31

Manager	11-Jan-10
(248) 427-2557	Date